Stockholder's Equity (Tables)	12 Months Ended
Sep. 30, 2018
Stockholders' Equity Note [Abstract]
Schedule of non-controlling interest
	September 30, 2018	September 30, 2017

Original paid-in capital	$107,461	$107,461
Additional paid-in capital	807,953	807,953
Foreign currency translation loss attributed to noncontrolling interest	(42,240)	(13,802)
Net gain (loss) attributed to noncontrolling interest	2,198	(5,036)
Total noncontrolling interest	$875,372	$896,576